EMPLOYEE BENEFIT PLANS - Economic actuarial assumptions and biometric data (Details) - Defined benefit plan	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
EMPLOYEE BENEFIT PLANS
Retirement age	65 years	65 years
Percentage of retirees who are married	90.00%	90.00%
Family composition	Men 4 years + old	Men 4 years + old
Permanency in the plan	100.00%	100.00%
Discount rate
EMPLOYEE BENEFIT PLANS
Discount rate	10.07%	8.92%
Medical cost growth rate
EMPLOYEE BENEFIT PLANS
Medical cost growth rate above basic inflation	6.86%	3.25%
Nominal inflation
EMPLOYEE BENEFIT PLANS
Nominal inflation	3.50%	3.25%
Ages: 0 to 24 years
EMPLOYEE BENEFIT PLANS
Aging factor	1.50%	1.50%
Ages: 25 to 54 years
EMPLOYEE BENEFIT PLANS
Aging factor	2.50%	2.50%
Ages: 55 to 79 years
EMPLOYEE BENEFIT PLANS
Aging factor	4.50%	4.50%
Ages: Above 80 years
EMPLOYEE BENEFIT PLANS
Aging factor	2.50%	2.50%
Mortality
EMPLOYEE BENEFIT PLANS
Biometric table of general mortality	AT-2000	AT-2000
Biometric table of mortality for disabled persons	IAPB 57	IAPB 57
Turnover	1.00%	1.00%